EMPLOYEE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2023
EMPLOYEE BENEFITS [Abstract]
Schedule of defined benefit plans

	As of December 31, 2023	As of December 31, 2022
	ThUS$	ThUS$

Retirements payments	57,785	45,076
Resignation payments	11,537	6,365
Other obligations	53,296	42,047
Total liability for employee benefits	122,618	93,488

Schedule of movement in retirements and resignation payments and other obligations	The movement in retirements, resignations and other obligations:

	Opening balance	Increase (decrease) current service provision	Benefits paid	Actuarial (gains) losses	Currency translation	Closing balance
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

From January 1 to December 31, 2021	74,116	(11,391)	(5,136)	10,018	(11,374)	56,233
From January 1 to December 31, 2022	56,233	53,254	(4,375)	(9,935)	(1,689)	93,488
From January 1 to December 31, 2023	93,488	58,436	(6,701)	(21,198)	(1,407)	122,618

Schedule of principal assumptions
The main assumptions used in the calculation of the provision in Chile are presented below:

	For the year ended At December 31,
Assumptions	2023	2022

Discount rate	5.40%	5.37%
Expected rate of salary increase	3.00%	5.23%
Rate of turnover	5.02%	5.14%
Mortality rate	RV-2020	RV-2014
Inflation rate	2.99%	3.61%
Retirement age of women	60	60
Retirement age of men	65	65

Schedule of sensitivity analysis for the variables
The sensitivity analysis for these variables is presented below:

	Effect on the liability
	As of December 31, 2023	As of December 31, 2022
	ThUS$	ThUS$

Discount rate
Change in the accrued liability an closing for increase in 100 b.p.	(3,913)	(3,308)
Change in the accrued liability an closing for decrease of 100 b.p.	4,369	3,724
Rate of wage growth
Change in the accrued liability an closing for increase in 100 b.p.	4,133	3,520
Change in the accrued liability an closing for decrease of 100 b.p.	(3,811)	(3,216)

Schedule of liability for short-term	The liability for short-term:

	As of December 31, 2023	As of December 31, 2022
	ThUS$	ThUS$

Profit-sharing and bonuses (*)	114,769	81,508
(*)Accounts payables to employees (Note 19 letter b)
Schedule of employment expenses	Employment expenses are detailed below:

	For the year ended at December 31,
	2023	2022	2021
	ThUS$	ThUS$	ThUS$

Salaries and wages	1,268,343	1,024,304	825,792
Short-term employee benefits	181,565	121,882	122,650
Other personnel expenses	133,429	120,150	93,457
Total	1,583,337	1,266,336	1,041,899